Commitments and Contingencies - Additional Information (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Line Items]
Accrued guaranty fund	$ 3,800,000	$ 3,300,000
Estimated future of premium tax deductions	3,400,000
Amount of deposit with governmental authorities required by law	8,400,000	8,600,000
Derivative cash collateral received	1,000,000	300,000
Assets pledged as collateral	513,200,000	538,700,000
Mortgage Backed Securities
Commitments and Contingencies Disclosure [Line Items]
Funds pledged on mortgage loans held investment portfolio	$ 4,800,000	$ 8,500,000